Revenue - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue from contracts with customers [Abstract]
Variable consideration, actual and estimated future returns and price adjustments	$ 4.3
Return liability for estimated variable revenue consideration	$ 2.3	$ 1.5